UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1818
          San Francisco, California 94104


13F File Number: 028-12488

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Bedford
Title:     Executive Officer
Phone:     (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California       August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


No.       Form 13F File Number            Name

          None                            None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:        149

Form 13F Information Table Value Total:  $ 492,597
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number           Name

1.       028-12522                      Peninsula Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2       COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                             TITLE                       VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP       (x1000)  PRN AMT  PRN CALL   DISCRETION  MGRS    SOLE       SHARED     NONE
--------------               --------        -----       -------  -------  --- ----   ----------  ----    ----       ------     ----
ALESCO FINL INC              COM             014485106   13,833  1,701,467 SH         SHARED                         1,701,467
ALESCO FINL INC              COM             014485106    3,575    439,751 SH         SOLE                  439,751
AMERICAN OIL & GAS INC NEW   COM             028723104    5,085    750,000 SH         SHARED                           750,000
AMERICAN OIL & GAS INC NEW   COM             028723104    1,759    259,500 SH         SOLE                  259,500
AMERICAN PHYSICIANS
  SVC GROU                   COM             028882108    1,758     93,000 SH         SOLE                   93,000
AMR CORP                     COM             001765106    1,318     50,000 SH         SOLE                   50,000
AMTRUST FINANCIAL
  SERVICES I                 COM             032359309   16,314    868,208 SH         SHARED                           868,208
AMTRUST FINANCIAL
  SERVICES I                 COM             032359309    8,520    453,447 SH         SOLE                  453,447
ANADARKO PETE CORP           COM             032511107       52      1,000 SH         SOLE                    1,000
ARENA RESOURCES INC          COM             040049108    1,162     20,000 SH         SHARED                            20,000
ASCENT SOLAR
  TECHNOLOGIES IN            COM             043635101      339     40,000 SH         SOLE                   40,000
ASHFORD HOSPITALITY TR INC   COM SHS         044103109    1,646    140,000 SH         SHARED                           140,000
ASHFORD HOSPITALITY TR INC   COM SHS         044103109    2,764    235,000 SH         SOLE                  235,000
AUTOBYTEL INC                COM             05275N106      322     75,716 SH         SHARED                            75,716
AUTOBYTEL INC                COM             05275N106    5,525  1,300,000 SH         SOLE                1,300,000
BAUER EDDIE HLDGS INC        COM             071625107   10,623    826,725 SH         SHARED                           826,725
BAUER EDDIE HLDGS INC        COM             071625107    5,462    425,000 SH         SOLE                  425,000
BERRY PETE CO                CL A            085789105    2,638     70,000 SH         SHARED                            70,000
BERRY PETE CO                CL A            085789105      415     11,000 SH         SOLE                   11,000
CANADIAN SOLAR INC           COM             136635109    1,175    125,000 SH         SOLE                  125,000
CASTLEPOINT HOLDINGS LTD     COM             G19522112      735     50,000 SH         SHARED                            50,000
CASTLEPOINT HOLDINGS LTD     COM             G19522112      735     50,000 SH         SOLE                   50,000
CE FRANKLIN LTD              COM             125151100    3,266    283,500 SH         SHARED                           283,500
CEVA INC                     COM             157210105    8,411    989,525 SH         SHARED                           989,525
CEVA INC                     COM             157210105    1,491    175,428 SH         SOLE                  175,428
CLEAN ENERGY FUELS CORP      COM             184499101    1,068     85,000 SH         SOLE                   85,000
COCA COLA CO                 COM             191216100    3,923     75,000 SH         SHARED                            75,000
COCA COLA CO                 COM             191216100      131      2,500 SH         SOLE                    2,500
COHU INC                     COM             192576106    1,393     62,621 SH         SHARED                            62,621
COHU INC                     COM             192576106       45      2,000 SH         SOLE                    2,000
COINSTAR INC                 COM             19259P300    2,554     81,121 SH         SHARED                            81,121
COINSTAR INC                 COM             19259P300    1,731     55,000 SH         SOLE                   55,000
COMCAST CORP NEW             CL A            20030N101    2,812    100,000 SH         SHARED                           100,000
COMCAST CORP NEW             CL A            20030N101      155      5,500 SH         SOLE                    5,500
CONTANGO OIL & GAS COMPANY   COM NEW         21075N204   10,887    300,000 SH         SHARED                           300,000
CONTANGO OIL & GAS COMPANY   COM NEW         21075N204    2,700     74,400 SH         SOLE                   74,400
CORNING INC                  COM             219350105    4,088    160,000 SH         SHARED                           160,000
CORNING INC                  COM             219350105      639     25,000 SH         SOLE                   25,000
DELL INC                     COM             24702R101       29      1,000 SH                                 1,000
DEVON ENERGY CORP NEW        COM             25179M103    2,740     35,000 SH         SHARED                            35,000
DIAMOND OFFSHORE
  DRILLING INC               COM             25271C102    2,031     20,000 SH         SHARED                            20,000
DIAMOND OFFSHORE
  DRILLING INC CMN           COM             25271C102       51        500 SH         SOLE                      500
DRAGON OIL PLC               0               0            7,001  1,750,000 SH         SHARED                         1,750,000
DRIL QUIP INC                COM             262037104    1,798     40,000 SH         SHARED                            40,000
E Z EM INC                   COM NEW         269305405    4,378    273,406 SH         SHARED                           273,406
E Z EM INC                   COM NEW         269305405    2,402    150,000 SH         SOLE                  150,000
ELECTROGLAS INC              COM             285324109    2,795    300,000 SH         SHARED                           300,000
ELECTROGLAS INC              COM             285324109    2,610  1,213,889 SH         SOLE                1,213,889
ELOYALTY CORP                COM NEW         290151307    8,916    400,000 SH         SHARED                           400,000
ELOYALTY CORP                COM NEW         290151307    8,738    392,035 SH         SOLE                  392,035
ENCORE ACQUISITION CO        COM             29255W100    2,085     75,000 SH         SHARED                            75,000
ENCORE ACQUISITION CO        COM             29255W100       56      2,000 SH         SOLE                    2,000
ENERSYS                      COM             29275Y102    7,778    425,000 SH         SHARED                           425,000
ENERSYS                      COM             29275Y102      540     29,500 SH         SOLE                   29,500
ENGLOBAL CORP                COM             293306106    1,064     87,579 SH         SHARED                            87,579
ENGLOBAL CORP                COM             293306106    2,594    213,500 SH         SOLE                  213,500
ERESEARCHTECHNOLOGY INC      COM             29481V108       48      5,000 SH         SOLE
ETRIALS WORLDWIDE INC        COM             29786P103    3,363    699,110 SH         SHARED                           699,110
FBR CAPITAL MARKETS CORP     COM             30247C301    4,022    238,000 SH         SHARED                           238,000
FBR CAPITAL MARKETS CORP     COM             30247C301    2,028    120,000 SH         SOLE                   38,400
GLOBALSANTAFE CORP           SHS             G3930E101    3,613     50,000 SH         SHARED                            50,000
GLOBECOMM SYSTEMS INC        COM             37956X103    1,462    100,000 SH         SHARED                           100,000
GLOBECOMM SYSTEMS INC        COM             37956X103       44      3,000 SH         SOLE                    3,000
GOLDLEAF FINANCIAL
  SOLUTIONS                  COM NEW         38144H208    3,157    583,631 SH         SHARED                           583,631
GOLDLEAF FINANCIAL
  SOLUTIONS                  COM NEW         38144H208    1,407    260,000 SH         SOLE                  260,000
GOOGLE INC                   CL A            38259P508       78        150 SH         SOLE                      150
GTSI CORP                    COM             36238K103   11,022    853,722 SH         SHARED                           853,722
GTSI CORP                    COM             36238K103    3,460    268,025 SH         SOLE                  268,025
IKANOS COMMUNICATIONS        COM             45173E105    1,522    200,000 SH         SOLE                  200,000
INTEL CORP                   COM             458140100      475     20,000 SH         SHARED                            20,000
INTEL CORP                   COM             458140100      119      5,000 SH         SOLE                    5,000
INTERNATIONAL COAL
  GRP INC N                  COM             45928H106      449     75,000 SH         SHARED                            75,000
IONA TECHNOLOGIES PLC        SPONSORED ADR   46206P109   16,606  3,047,024 SH         SHARED                         3,047,024
IONA TECHNOLOGIES PLC        SPONSORED ADR   46206P109   11,441  2,099,228 SH         SOLE                2,099,228
JA SOLAR HOLDINGS CO LTD     SPON ADR        466090107    2,698     80,000 SH         SHARED                            80,000
JA SOLAR HOLDINGS CO LTD     SPON ADR        466090107    4,384    130,000 SH         SOLE                  130,000
LIMELIGHT NETWORKS INC       COM             53261M104    1,088     55,000 SH         SHARED                            55,000
LIMELIGHT NETWORKS INC       COM             53261M104    1,088     55,000 SH         SOLE                   55,000
MARTEK BIOSCIENCES CORP      COM             572901106    5,454    210,000 SH         SHARED                           210,000
MARTEK BIOSCIENCES CORP      COM             572901106       58      2,250 SH         SOLE                    2,250
MEDIWARE INFORMATION
  SYS INC                    COM             584946107    9,864  1,370,052 SH         SHARED                         1,370,052
MEDIWARE INFORMATION
  SYS INC                    COM             584946107    2,160    300,000 SH         SOLE                  300,000
MEMC ELECTR MATLS INC        COM             552715104    9,168    150,000 SH         SHARED                           150,000
MEMC ELECTR MATLS INC        COM             552715104    1,956     32,000 SH         SOLE                   32,000
MICROSOFT CORP               COM             594918904    3,684    125,000 SH         SHARED                           125,000
MIVA INC                     COM             55311R108    9,130  1,404,600 SH         SHARED                         1,404,600
MIVA INC                     COM             55311R108    9,848  1,515,000 SH         SOLE                1,515,000
NATURAL GAS SERVICES GROUP   COM             63886Q109    1,264     70,710 SH         SHARED                            70,710
NEW YORK & CO INC            COM             649295102      767     70,000 SH         SHARED                            70,000
NVIDIA CORP                  COM             67066G104    1,239     30,000 SH         SHARED                            30,000
NVIDIA CORP                  COM             67066G104    6,200      1,500 SH         SOLE                    1,500
OMNIVISION TECHNOLOGIES INC  COM             682128103    2,535    140,000 SH         SHARED                           140,000
OMNIVISION TECHNOLOGIES INC  COM             682128103      118      6,500 SH         SOLE
OPLINK COMMUNICATIONS INC    COM NEW         68375Q403    3,075    205,000 SH         SOLE                  205,000
OPNEXT INC                   COM             68375V105      949     71,643 SH         SHARED                            71,643
OPNEXT INC                   COM             68375V105       53      4,000 SH         SOLE                    4,000
OPTIUM CORP                  COM             68402T107    1,265    100,000 SH         SOLE                  100,000
PDF SOLUTIONS INC            COM             693282105       35      3,000 SH         SOLE                    3,000
PETROHAWK ENERGY CORP        COM             716495106      793     50,000 SH         SHARED                            50,000
PHASE FORWARD INC            COM             71721R406    1,012     60,129 SH         SHARED                            60,129
PIONEER NAT RES CO           COM             723787107   12,178    250,000 SH         SHARED                           250,000
PIONEER NAT RES CO           COM             723787107    3,897     80,000 SH         SOLE                   80,000
PLAINS EXPL& PRODTN CO       COM             726505100      717     15,000 SH         SHARED                            15,000
PLX TECHNOLOGY INC           COM             693417107    9,542    855,000 SH         SHARED                           855,000
PLX TECHNOLOGY INC           COM             693417107    3,348    300,000 SH         SOLE                  300,000
POMEROY IT SOLUTIONS INC     COM             731822102      850     86,931 SH         SHARED                            86,931
POWERWAVE TECHNOLOGIES INC   COM             739363109    3,350    500,000 SH         SOLE                  500,000
QUEST RESOURCE CORP          COM NEW         748349305    4,490    384,418 SH         SHARED                           384,418
QUEST RESOURCE CORP          COM NEW         748349305    1,976    169,159 SH         SOLE                  169,159
RADIANT SYSTEMS INC          COM             75025N102    1,657    125,186 SH         SHARED                           125,186
RAMTRON INTL CORP            COM NEW         751907304       27      8,300 SH         SOLE                    8,300
SEAGATE TECHNOLOGY           SHS             G7945J104    1,633     75,000 SH         SOLE                   75,000
SIERRA WIRELESS INC          COM             826516106    3,111    125,000 SH         SHARED                           125,000
SIERRA WIRELESS INC          COM             826516106    6,273    252,000 SH         SOLE                  252,000
SIRENZA MICRODEVICES INC     COM             82966T106    4,748    400,000 SH         SOLE                  400,000
SKYWORKS SOLUTIONS INC       COM             83088M102    3,675    500,000 SH         SOLE                  500,000
SM&A                         COM             78465D105    1,283    183,071 SH         SHARED                           183,071
SM&A                         COM             78465D105       77     11,000 SH         SOLE                   11,000
SOLARFUN POWER
  HOLDINGS CO L              SPONSORED ADR   83415U108      764     75,000 SH         SOLE                   75,000
SOURCE INTERLINK COS INC     COM NEW         836151209    3,439    690,531 SH         SHARED                           690,531
SOURCE INTERLINK COS INC     COM NEW         836151209      139     27,968 SH         SOLE                   27,968
SOURCEFORGE INC              COM             83616W101      844    200,000 SH         SHARED                           200,000
SOURCEFORGE INC              COM             83616W101       55     13,000 SH         SOLE
SUNTECH PWR HLDGS CO LTD     ADR             86800C104    4,067    111,500 SH         SOLE                  111,500
SYNTAX BRILLIAN CORP         COM             87163L103      394     80,000 SH         SHARED                            80,000
T-3 ENERGY SRVCS INC         COM             87306E107      234      7,000 SH         SOLE                    7,000
TIER TECHNOLOGIES INC        CL B            88650Q100    7,824    798,400 SH         SHARED                           798,400
TIER TECHNOLOGIES INC        CL B            88650Q100    2,922    298,200 SH         SOLE                  298,200
TIME WARNER CABLE INC        CL A            88732J108       59      1,500 SH         SOLE
TRM CORP                     COM             872636105    1,126    770,891 SH         SHARED                           770,891
TRUE RELIGION APPAREL INC    COM             89784N104    9,995    491,621 SH         SHARED                           491,621
TRUE RELIGION APPAREL INC    COM             89784N104    3,076    151,295 SH         SOLE                  151,295
TTM TECHNOLOGIES INC         COM             87305R109      585     45,000 SH         SHARED                            45,000
TXCO RES INC                 COM             87311M102    2,172    211,296 SH         SHARED                           211,296
U S AIRWAYS GROUP INC        COM             90341W108      908     30,000 SH         SOLE                   30,000
UAL CORP                     COM NEW         902549807      909     22,397 SH         SOLE                   22,397
UNITEDHEALTH GROUP INC       COM             91324P952    9,972    195,000 SH         SHARED                           195,000
UNITEDHEALTH GROUP INC       COM             91324P102    1,675     18,500 SH         SOLE                   18,500
VENOCO INC                   COM             92275P307    9,668    517,852 SH         SHARED                           517,852
VENOCO INC                   COM             92275P307    2,978    159,515 SH         SOLE                  159,515
VISUAL SCIENCES INC          COM             92845H108    8,663    560,000 SH         SOLE                  560,000
VISUAL SCIENCES INC          COM             92845H108   10,056    650,000 SH         SHARED                           650,000
WEBSITE PROS INC             COM             94769V105    4,810    510,667 SH         SHARED                           510,667
WEBSITE PROS INC             COM             94769V105      728     77,250 SH         SOLE                   77,250
WET SEAL INC                 CL A            961840105    2,621    436,067 SH         SHARED                           436,067
WILLIAMS COS INC DEL         COM             969457100    2,213     70,000 SH         SHARED                            70,000
WILLIAMS COS INC DEL         COM             969457100    1,265     40,000 SH         SOLE                   40,000
ZHONE TECHNOLOGIES INC NEW   COM             98950P108    1,148    800,000 SH         SOLE                  800,000
ZORAN CORP                   COM             98975F101    1,603     80,000 SH         SOLE                   80,000

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